Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Total derivatives

Total derivatives
	2022			2021
	Notional contract amount	Fair value		Notional contract amount	Fair value
		Assets	Liabilities		Assets	Liabilities
	£m	£m	£m	£m	£m	£m
Total derivative assets/(liabilities) held for trading	52,689,773	301,647	(288,573)	47,812,774	261,678	(255,747)
Total derivative assets/(liabilities) held for risk management	285,505	733	(1,047)	219,551	894	(1,136)
Derivative assets/(liabilities)	52,975,278	302,380	(289,620)	48,032,325	262,572	(256,883)

Derivatives held for trading and risk management

Derivatives held for trading and held for risk management
	2022			2021
	Notional contract amount	Fair value		Notional contract amount	Fair value
		Assets	Liabilities		Assets	Liabilities
	£m	£m	£m	£m	£m	£m
Derivatives held for trading
Foreign exchange derivatives
OTC derivatives	5,775,206	108,833	(103,439)	5,705,108	75,959	(74,226)
Derivatives cleared by central counterparty	113,455	440	(473)	99,664	171	(208)
Exchange traded derivatives	19,426	15	(6)	20,084	10	(3)
Foreign exchange derivatives	5,908,087	109,288	(103,918)	5,824,856	76,140	(74,437)
Interest rate derivatives
OTC derivatives	14,924,915	129,920	(116,752)	14,216,846	123,819	(113,051)
Derivatives cleared by central counterparty	21,927,570	2,319	(2,371)	19,398,748	1,122	(845)
Exchange traded derivatives	5,654,126	2,257	(2,167)	5,200,838	905	(907)
Interest rate derivatives	42,506,611	134,496	(121,290)	38,816,432	125,846	(114,803)
Credit derivatives
OTC derivatives	619,843	4,262	(4,731)	606,504	4,007	(4,752)
Derivatives cleared by central counterparty	1,107,377	1,161	(1,321)	665,600	1,675	(1,809)
Credit derivatives	1,727,220	5,423	(6,052)	1,272,104	5,682	(6,561)
Equity and stock index derivatives
OTC derivatives	410,276	12,679	(16,724)	278,683	18,822	(24,468)
Exchange traded derivatives	1,924,613	35,986	(36,774)	1,469,078	32,901	(33,174)
Equity and stock index derivatives	2,334,889	48,665	(53,498)	1,747,761	51,723	(57,642)
Commodity derivatives
OTC derivatives	4,411	14	(51)	4,670	56	(107)
Exchange traded derivatives	208,555	3,761	(3,764)	146,951	2,231	(2,197)
Commodity derivatives	212,966	3,775	(3,815)	151,621	2,287	(2,304)
Derivative assets/(liabilities) held for trading	52,689,773	301,647	(288,573)	47,812,774	261,678	(255,747)
Total OTC derivatives	21,734,651	255,708	(241,697)	20,811,811	222,663	(216,604)
Total derivatives cleared by central counterparty	23,148,402	3,920	(4,165)	20,164,012	2,968	(2,862)
Total exchange traded derivatives	7,806,720	42,019	(42,711)	6,836,951	36,047	(36,281)
Derivative assets/(liabilities) held for trading	52,689,773	301,647	(288,573)	47,812,774	261,678	(255,747)
Derivatives held for risk management
Derivatives designated as cash flow hedges
OTC foreign exchange derivatives	11,946	549	(211)	7,592	798	—
OTC interest rate derivatives	266	—	(1)	788	0	(3)
Interest rate derivatives cleared by central counterparty	143,271	—	—	105,933	—	—
Derivatives designated as cash flow hedges	155,483	549	(212)	114,313	798	(3)
Derivatives designated as fair value hedges
OTC interest rate derivatives	7,814	83	(815)	8,480	59	(1,118)
Interest rate derivatives cleared by central counterparty	118,246	—	—	94,335	—	(11)
Derivatives designated as fair value hedges	126,060	83	(815)	102,815	59	(1,129)
Derivatives designated as hedges of net investments
OTC foreign exchange derivatives	3,962	101	(20)	2,423	37	(4)
Derivatives designated as hedges of net investments	3,962	101	(20)	2,423	37	(4)
Derivative assets/(liabilities) held for risk management	285,505	733	(1,047)	219,551	894	(1,136)
Total OTC derivatives	23,988	733	(1,047)	19,283	894	(1,125)
Total derivatives cleared by central counterparty	261,517	—	—	200,268	—	(11)
Derivative assets/(liabilities) held for risk management	285,505	733	(1,047)	219,551	894	(1,136)

Significant hedge accounting exposures impacted by the IBOR reform	The following table summarises the significant hedge accounting exposures impacted by the IBOR reform (see Note 41 for further updates) as at 31 December 2022:

Current benchmark rate	Expected convergence to RFR	Nominal amount of hedged items directly impacted by IBOR reform	Nominal amount of hedging instruments directly impacted by IBOR reform
		£m	£m
USD LIBOR	Secured Overnight Financing Rate (SOFR)	26,448	35,678
Singapore Swap Offered Rate (SOR)	Singapore Overnight Rate Average (SORA)	124	124
Canadian Dollar Offered Rate (CDOR)	Overnight Repo Rate Average (CORRA)	1,306	1,335
Total IBOR Notionals		27,878	37,137

Hedged items in fair value hedge accounting relationships and Hedged items in cash flow hedge accounting and hedges of net investments in foreign operations

Hedged items in fair value hedges
		Accumulated fair value adjustment included in carrying amount
Hedged item statement of financial position classification and risk category	Carrying amount	Total	Of which: Accumulated fair value adjustment on items no longer in a hedge relationship	Change in fair value used as a basis to determine ineffectiveness	Hedge ineffectiveness recognised in the income statements[a]
	£m	£m	£m	£m	£m
2022
Assets
Loans and advances at amortised cost
- Interest rate risk	4,906	(3,474)	(1,268)	(4,405)	44
- Inflation risk	445	243	—	(111)	2
Debt securities classified at amortised cost
- Interest rate risk	159	(19)	(11)	(133)	(20)
- Inflation risk	4,858	(1,304)	(1)	(1,693)	(16)
Financial assets at fair value through other comprehensive income
- Interest rate risk	33,583	(3,758)	(232)	(4,799)	168
- Inflation risk	8,514	(261)	14	(804)	(9)
Total assets	52,465	(8,573)	(1,498)	(11,945)	169
Liabilities
Debt securities in issue
- Interest rate risk	(51,893)	4,825	527	5,946	13
Total liabilities	(51,893)	4,825	527	5,946	13
Total hedged items	572	(3,748)	(971)	(5,999)	182

2021
Assets
Loans and advances at amortised cost
- Interest rate risk	8,512	671	(642)	(1,643)	33
- Inflation risk	556	354	—	9	0
Debt securities classified at amortised cost
- Interest rate risk	1,378	(39)	—	(75)	(18)
- Inflation risk	4,087	400	—	(16)	(1)
Financial assets at fair value through other comprehensive income
- Interest rate risk	31,485	(258)	32	(1,436)	39
- Inflation risk	9,066	470	(32)	161	13
Total assets	55,084	1,598	(642)	(3,000)	66
Liabilities
Debt securities in issue
- Interest rate risk	(48,251)	(1,084)	86	1,606	(48)
Total liabilities	(48,251)	(1,084)	86	1,606	(48)
Total hedged items	6,833	514	(556)	(1,394)	18
Note
a    Hedge ineffectiveness is recognised in net interest income.

Hedged items in cash flow hedges and hedges of net investments in foreign operations
Description of hedge relationship and hedged risk	Change in value of hedged item used as the basis for recognising ineffectiveness	Balance in cash flow hedging reserve for continuing hedges	Balance in currency translation reserve for continuing hedges	Balances remaining in cash flow hedging reserve for which hedge accounting is no longer applied	Balances remaining in currency translation reserve for which hedge accounting is no longer applied	Hedging gains or losses recognised in other comprehensive income	Hedge ineffectiveness recognised in the income statement[a]
	£m	£m	£m	£m	£m	£m	£m
2022
Cash flow hedge of:
Interest rate risk
Loans and advances at amortised cost	8,448	6,457	—	2,858	—	8,448	(83)
Foreign exchange risk
Loans and advances at amortised cost	3	(13)	—	—	—	3	2
Debt securities classified at amortised cost	483	601	—	—	—	483	—
Inflation risk
Debt securities classified at amortised cost	362	142	—	16	—	98	33
Total cash flow hedge	9,296	7,187	—	2,874	—	9,032	(48)
Hedge of net investment in foreign operations
USD foreign operations	1,240	—	1,886	—	—	1,240	—
EUR foreign operations	265	—	141	—	—	265	—
Other foreign operations	34	—	242	—	23	34	—
Total foreign operations	1,539	—	2,269	—	23	1,539	—

2021
Cash flow hedge of:
Interest rate risk
Loans and advances at amortised cost	2,465	1,536	—	(492)	—	2,465	(347)
Foreign exchange risk
Loans and advances at amortised cost	(88)	(16)	—	—	—	(88)	1
Debt securities classified at amortised cost	(356)	123	—	—	—	(356)	1
Inflation risk
Debt securities classified at amortised cost	252	204	—	(12)	—	252	(22)
Total cash flow hedge	2,273	1,847	—	(504)	—	2,273	(367)
Hedge of net investment in foreign operations
USD foreign operations	138	—	943	—	—	138	—
EUR foreign operations	(117)	—	100	—	—	(117)	—
Other foreign operations	(3)	—	44	—	186	(3)	—
Total foreign operations	18	—	1,087	—	186	18	—

Note
a Hedge ineffectiveness is recognised in net interest income.
Hedging instruments which are carried on the Group's balance sheet
The following table shows the fair value hedging instruments which are carried on the Group’s balance sheet:

		Carrying value			Nominal amount	Change in fair value used as a basis to determine ineffectiveness	Nominal amount directly impacted by IBOR reform
		Derivative assets	Derivative liabilities	Loan liabilities
Hedge type	Risk category	£m	£m	£m	£m	£m	£m
As at 31 December 2022
Fair value	Interest rate risk	—	—	—	109,761	3,596	25,676
	Inflation risk	83	(815)	—	16,299	2,585	2,493
	Total	83	(815)	—	126,060	6,181	28,169

As at 31 December 2021
Fair value	Interest rate risk	54	(11)	—	92,447	1,554	15,577
	Inflation risk	5	(1,118)	—	10,368	(142)	1,624
	Total	59	(1,129)	—	102,815	1,412	17,201
The following table shows the cash flow and net investment hedging instruments which are carried on the Group’s balance sheet:

		Carrying value			Nominal amount	Change in fair value used as a basis to determine ineffectiveness	Nominal amount directly impacted by IBOR reform
		Derivative assets	Derivative liabilities	Loan liabilities
Hedge type	Risk category	£m	£m	£m	£m	£m	£m
As at 31 December 2022
Cash flow	Interest rate risk	—	(1)	—	140,901	(8,531)	8,968
	Foreign exchange risk	549	(211)	—	11,946	(484)	—
	Inflation risk	—	—	—	2,636	(329)	—
	Total	549	(212)	—	155,483	(9,344)	8,968
Net investment	Foreign exchange risk	101	(20)	(12,824)	16,786	(1,539)

As at 31 December 2021
Cash flow	Interest rate risk	—	—	—	102,629	(2,812)	8,397
	Foreign exchange risk	798	—	—	7,592	446	—
	Inflation risk	—	(3)	—	4,092	(274)	—
	Total	798	(3)	—	114,313	(2,640)	8,397
Net investment	Foreign exchange risk	37	(4)	(11,212)	13,635	(239)	—

The expected notional values of current hedging instruments in future years
The following table profiles the expected notional values of current hedging instruments in future years:

	2022	2023	2024	2025	2026	2027	2028 and later
As at 31 December	£m	£m	£m	£m	£m	£m	£m
Fair value hedges of:
Interest rate risk (outstanding notional amount)	109,761	104,565	90,291	74,338	60,285	43,683	39,302
Inflation risk (outstanding notional amount)	16,299	15,828	12,688	11,459	8,295	7,826	6,779

Effect on the income statement, OCI, and reserves as a result of hedge accounting
The effect on the income statement and other comprehensive income of recycling amounts in respect of cash flow hedges and net investment hedges of foreign operations is set out in the following table:

	2022		2021
	Amount recycled from other comprehensive income due to hedged item affecting income statement	Amount recycled from other comprehensive income due to sale of investment, or cash flows no longer expected to occur	Amount recycled from other comprehensive income due to hedged item affecting income statement	Amount recycled from other comprehensive income due to sale of investment, or cash flows no longer expected to occur
Description of hedge relationship and hedged risk	£m	£m	£m	£m
Cash flow hedge of interest rate risk
Recycled to net interest income	(320)	(13)	541	2
Cash flow hedge of foreign exchange risk
Recycled to other income	(6)	—	630	—
Hedge of net investment in foreign operations
Recycled to other income	—	(58)	—	(26)
A detailed reconciliation of the movements of the cash flow hedging reserve and the currency translation reserve is as follows:

	2022		2021
	Cash flow hedging reserve	Currency translation reserve	Cash flow hedging reserve	Currency translation reserve
	£m	£m	£m	£m
Balance on 1 January	(853)	2,740	1,575	2,871
Currency translation movements	(20)	3,513	(7)	(139)
Hedging gains/(losses) for the year	(9,032)	(1,539)	(2,273)	(18)
Amounts reclassified in relation to cash flows affecting profit or loss	339	58	(1,173)	26
Tax	2,331	—	1,025	—
Balance on 31 December	(7,235)	4,772	(853)	2,740